ASTORIA US EQUAL WEIGHT QUALITY KINGS ETF
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.5%
Communication Services - 11.6%
Advertising - 1.8%
AppLovin Corp. - Class A (a)	6,201	$1,935,084
Omnicom Group, Inc.	37,376	3,271,521
		5,206,605
Broadcasting - 1.4%
Fox Corp. - Class A	56,544	3,808,239

Integrated Telecommunication Services - 3.3%
AT&T, Inc.	122,761	3,178,282
Comcast Corp. - Class A	121,690	3,239,388
Verizon Communications, Inc.	60,404	3,021,408
		9,439,078
Interactive Media & Services - 2.0%
Alphabet, Inc. - Class A	8,086	2,743,984
Meta Platforms, Inc. - Class A	5,021	2,873,719
		5,617,703
Movies & Entertainment - 2.1%
Netflix, Inc. (a)	38,247	3,099,920
Walt Disney Co.	27,640	2,972,682
		6,072,602
Wireless Telecommunication Services - 1.0%
Millicom International Cellular SA	31,137	2,919,405
Total Communication Services		33,063,632

Consumer Discretionary - 9.9%
Apparel Retail - 1.0%
Ross Stores, Inc.	12,398	2,833,439

Automobile Manufacturers - 0.9%
Tesla, Inc. (a)	7,354	2,705,904

Automotive Parts & Equipment - 1.0%
Autoliv, Inc.	23,235	2,816,314

Broadline Retail - 1.1%
Amazon.com, Inc. (a)	12,099	3,142,957

Home Improvement Retail - 0.9%
Lowe's Cos., Inc.	12,392	2,536,643

ASTORIA US EQUAL WEIGHT QUALITY KINGS ETF
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)

	Shares	Value
Homebuilding - 0.9%
PulteGroup, Inc.	19,949	$2,519,958

Homefurnishing Retail - 0.9%
Williams-Sonoma, Inc.	11,508	2,626,701

Hotels, Resorts & Cruise Lines - 1.1%
Booking Holdings, Inc.	15,137	3,013,625

Restaurants - 2.1%
Domino's Pizza, Inc.	9,449	3,232,125
Yum! Brands, Inc.	18,091	2,773,531
		6,005,656
Total Consumer Discretionary		28,201,197

Consumer Staples - 4.9%
Consumer Staples Merchandise Retail - 3.0%
Costco Wholesale Corp.	2,908	2,744,832
Target Corp.	19,867	3,196,203
Walmart, Inc.	23,762	2,491,921
		8,432,956
Tobacco - 1.9%
Altria Group, Inc.	38,227	2,617,785
Philip Morris International, Inc.	15,413	2,886,855
		5,504,640
Total Consumer Staples		13,937,596

Energy - 3.5%
Integrated Oil & Gas - 1.2%
ExxonMobil Holdings Corp.	20,198	3,250,868

Oil & Gas Exploration & Production - 2.3%
APA Corp.	83,407	3,599,012
EOG Resources, Inc.	20,563	2,980,813
		6,579,825
Total Energy		9,830,693

Financials - 12.6%
Asset Management & Custody Banks - 1.2%
Ameriprise Financial, Inc.	5,994	3,315,341

ASTORIA US EQUAL WEIGHT QUALITY KINGS ETF
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)

	Shares	Value
Consumer Finance - 1.0%
Synchrony Financial	36,026	$2,776,884

Diversified Banks - 1.0%
JPMorgan Chase & Co.	8,242	2,934,317

Life & Health Insurance - 1.1%
MetLife, Inc.	32,318	3,075,704

Multi-Sector Holdings - 1.0%
Berkshire Hathaway, Inc. - Class B (a)	5,524	2,784,262

Property & Casualty Insurance - 4.1%
Allstate Corp.	11,658	3,005,433
Hartford Insurance Group, Inc.	20,793	2,856,542
Progressive Corp.	12,527	2,731,888
Travelers Cos., Inc.	8,533	3,122,481
		11,716,344
Regional Banks - 1.0%
Popular, Inc.	16,534	2,780,853

Transaction & Payment Processing Services - 2.2%
Mastercard, Inc. - Class A	5,562	3,277,742
Visa, Inc. - Class A	8,284	3,142,701
		6,420,443
Total Financials		35,804,148

Health Care - 11.4%
Biotechnology - 3.6%
AbbVie, Inc.	11,713	3,003,448
Halozyme Therapeutics, Inc. (a)	38,384	4,087,512
Incyte Corp. (a)	25,311	3,118,821
		10,209,781
Health Care Distributors - 3.1%
Cardinal Health, Inc.	11,710	2,747,400
Cencora, Inc.	9,563	3,094,587
McKesson Corp.	3,547	3,140,230
		8,982,217
Health Care Equipment - 1.2%
ResMed, Inc.	14,026	3,367,643

Health Care Facilities - 1.4%
Tenet Healthcare Corp. (a)	14,986	3,984,927

ASTORIA US EQUAL WEIGHT QUALITY KINGS ETF
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)

	Shares	Value
Pharmaceuticals - 2.1%
Eli Lilly & Co.	2,455	$2,839,772
Johnson & Johnson	11,417	3,035,210
		5,874,982
Total Health Care		32,419,550

Industrials - 7.8%
Aerospace & Defense - 1.1%
Lockheed Martin Corp.	5,567	3,124,367

Construction & Engineering - 1.6%
Comfort Systems USA, Inc.	1,383	2,137,592
EMCOR Group, Inc.	3,179	2,335,103
		4,472,695
Construction Machinery & Heavy Transportation Equipment - 1.7%
Caterpillar, Inc.	2,626	2,094,156
Oshkosh Corp.	18,443	2,842,251
		4,936,407
Electrical Components & Equipment - 0.8%
Vertiv Holdings Co. - Class A	8,590	2,222,405

Heavy Electrical Equipment - 0.8%
GE Vernova, Inc.	2,545	2,286,759

Industrial Machinery & Supplies & Components - 0.9%
Mueller Industries, Inc.	40,251	2,512,065

Trading Companies & Distributors - 0.9%
United Rentals, Inc.	2,407	2,498,466
Total Industrials		22,053,164

Information Technology - 31.9% (b)
Application Software - 3.1%
Adobe, Inc. (a)	14,091	4,125,704
Palantir Technologies, Inc. - Class A (a)	25,719	4,793,507
		8,919,211
Communications Equipment - 3.2%
Arista Networks, Inc. (a)	16,767	3,281,134
Cisco Systems, Inc.	22,828	2,522,266
Motorola Solutions, Inc.	6,874	3,335,952
		9,139,352
Electronic Components - 0.9%
Amphenol Corp. - Class A	16,664	2,642,077

ASTORIA US EQUAL WEIGHT QUALITY KINGS ETF
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)

	Shares	Value
Electronic Manufacturing Services - 3.1%
Flex Ltd. (a)	16,753	$1,830,265
Jabil, Inc.	7,158	2,185,051
Sanmina Corp. (a)	10,736	2,111,986
TE Connectivity PLC	13,597	2,790,784
		8,918,086
Semiconductor Materials & Equipment - 2.1%
Applied Materials, Inc.	4,228	1,938,073
KLA Corp.	10,644	1,867,490
Lam Research Corp.	6,959	2,098,069
		5,903,632
Semiconductors - 8.3%
Broadcom, Inc.	7,103	2,630,525
Credo Technology Group Holding Ltd. (a)	10,202	2,307,590
First Solar, Inc. (a)	11,054	2,231,803
Marvell Technology, Inc.	10,116	2,141,152
Micron Technology, Inc.	2,254	2,160,977
Monolithic Power Systems, Inc.	1,875	2,377,069
NVIDIA Corp.	14,072	3,106,816
NXP Semiconductors NV	9,326	2,094,993
QUALCOMM, Inc.	12,854	2,191,350
Texas Instruments, Inc.	9,014	2,351,843
		23,594,118
Systems Software - 3.5%
Fortinet, Inc. (a)	18,770	3,208,356
Microsoft Corp.	7,801	3,957,369
Oracle Corp.	18,095	2,698,327
		9,864,052
Technology Distributors - 1.8%
Arrow Electronics, Inc. (a)	12,258	2,505,903
TD SYNNEX Corp.	9,726	2,459,219
		4,965,122
Technology Hardware, Storage & Peripherals - 5.9%
Apple, Inc.	10,034	3,179,273
Dell Technologies, Inc. - Class C	6,679	3,045,691
Hewlett Packard Enterprise Co.	58,388	3,050,189
NetApp, Inc.	17,534	3,248,875
Seagate Technology Holdings PLC	2,752	2,279,702
Western Digital Corp.	3,997	1,800,848
		16,604,578
Total Information Technology		90,550,228

ASTORIA US EQUAL WEIGHT QUALITY KINGS ETF
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)

	Shares		Value
Materials - 2.3%
Gold Mining - 1.3%
Newmont Corp.	29,155		$3,675,279

Metal, Glass & Plastic Containers - 1.0%
Crown Holdings, Inc.	25,167		2,929,187
Total Materials			6,604,466

Utilities - 1.6%
Electric Utilities - 0.8%
NRG Energy, Inc.	19,344		2,130,161

Independent Power Producers & Energy Traders - 0.8%
Vistra Corp.	16,759		2,302,184
Total Utilities			4,432,345
TOTAL COMMON STOCKS (Cost $232,147,100)			276,897,019

REAL ESTATE INVESTMENT TRUSTS - 1.9%
Real Estate - 1.9%
Health Care REITs - 1.0%
Omega Healthcare Investors, Inc.	58,394		2,669,774

Other Specialized REITs - 0.9%
VICI Properties, Inc.	104,034		2,668,472
Total Real Estate			5,338,246
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $5,561,947)			5,338,246

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.6%
First American Government Obligations Fund - Class X, 3.59% (c)	1,727,287		1,727,287
TOTAL MONEY MARKET FUNDS (Cost $1,727,287)			1,727,287

TOTAL INVESTMENTS - 100.0% (Cost $239,436,334)			$283,962,552
Other Assets in Excess of Liabilities - 0.0% (d)		0.00016	46,458
TOTAL NET ASSETS - 100.0%			$284,009,010

Percentages are stated as a percent of net assets.

REIT - Real Estate Investment Trust

ASTORIA US EQUAL WEIGHT QUALITY KINGS ETF
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(c)	The rate shown represents the 7-day annualized yield as of August 31, 2026.
(d)	Represents less than 0.05% of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ASTORIA US EQUAL WEIGHT QUALITY KINGS ETF

Summary of Fair Value Disclosure as of August 31, 2026 (Unaudited)

Astoria US Equal Weight Quality Kings ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of August 31, 2026:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments
Common Stocks	$276,897,019	$—	$—	$276,897,019
Real Estate Investment Trusts	5,338,246	—	—	5,338,246
Money Market Funds	1,727,287	—	—	1,727,287
Total Investments	$283,962,552	$—	$—	$283,962,552
Refer to the Schedule of Investments for further disaggregation of investment categories.

During the fiscal period ended August 31, 2026, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.